Intangible assets	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Intangible assets
15. Intangible assets

	Port Concession Rights 1	Software License	Others	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2019	5,962	3,214	2,957	12,133
Additions	58	202	55	315
Transfers from Property, Plant and Equipment	—	13	366	379
Disposals/Adjustments	(7)	—	—	(7)
Foreign exchange difference	0	150	239	389

As at March 31, 2020	6,013	3,579	3,617	13,209	181

Additions	15	78	322	415	6
Transfers from Property, Plant and Equipment	—	28	—	28	0
Disposals/Adjustments	—	(64)	—	(64)	(1)
Foreign exchange difference	—	(28)	(107)	(135)	(2)

As at March 31, 2021	6,028	3,593	3,832	13,453	184

	Port Concession Rights	Software License	Others	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Accumulated depreciation, depletion, amortization and impairment
As at April 01, 2019	1,352	2,655	414	4,421
Charge for the year	228	306	287	821
Disposals/Adjustments	(2)	—	—	(2)
Foreign exchange difference	0	135	44	179

As at March 31, 2020	1,578	3,096	745	5,419	75

Charge for the year	230	147	305	682	9
Transfers from Property, Plant and Equipment	—	3	—	3	0
Disposals/Adjustments	—	(64)	—	(64)	(1)
Foreign exchange difference	—	(31)	(37)	(68)	(1)

As at March 31, 2021	1,808	3,151	1,013	5,972	82

Net book value / Carrying amount
As at April 01, 2019	4,610	559	2,543	7,712
As at March 31, 2020	4,435	483	2,872	7,790
As at March 31, 2021	4,220	442	2,819	7,481	102

(1)	Vizag General Cargo Berth Private Limited (VGCB), a special purpose vehicle and wholly owned by the Company, was incorporated for the coal berth mechanization and upgradation at Visakhapatnam port.
The project was to be carried out on a design, build, finance, operate, transfer basis and the concession agreement between Visakhapatnam Port Trust (‘VPT’) and VGCB was signed in June 2010. In October 2010, VGCB was awarded with the concession after fulfilling conditions stipulated as a precedent to the concession agreement. Visakhapatnam port trust has provided, in lieu of license fee an exclusive license to VGCB for designing, engineering, financing, constructing, equipping, operating, maintaining, and replacing the project/project facilities and services. The concession period is 30 years from the date of the award. The upgraded capacity is 10.18 mmtpa and the Visakhapatnam port trust would be entitled to receive 38.10% share of the gross revenue as royalty. VGCB is entitled to recover a tariff from the user(s) of the project facilities and services as per its Tariff Authority for Major Ports (TAMP) notification. The tariff rates are linked to the Wholesale Price Index (WPI) and would accordingly be adjusted as specified in the concession agreement every year. The ownership of all infrastructure assets, buildings, structures, berths, wharfs, equipment and other immovable and movable assets constructed, installed, located, created or provided by VGCB at the project site and/or in the port’s assets pursuant to concession agreement would be with VGCB until expiry of this concession agreement. The cost of any repair, replacement or restoration of the project facilities and services shall be borne by VGCB during the concession period. VGCB has to transfer all its rights, titles and interest in the project facilities and services free of cost to VPT at the end of the concession period. Intangible asset port concession rights represents consideration for construction services. No Revenue from construction contract of service concession arrangements on exchanging construction services for the port concession rights was recognized for the year ended March 31, 2019, March 31, 2020 and March 31, 2021.